CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Preferred Shares (Details)	1 Months Ended			4 Months Ended	6 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) item $ / shares	Nov. 30, 2014 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Feb. 11, 2021 shares	Nov. 30, 2011 USD ($) $ / shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Total maximum consideration from exercise of warrants | $		$ 7,500,000
Preferred shares issued							0	0
Preferred shares outstanding							0	0
IPO
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Number of shares on conversion of each convertible preferred stock									1
Series C 1 Warrants
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Consideration from issuance of warrants | $		$ 0
Exercise price of warrants (in dollars per share) | $ / shares		$ 10.21
Series A-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Conversion price (in dollars per share) | $ / shares			$ 1
Shares issued upon conversion of Series Pre-A Convertible Notes (in shares)			5,473,957
Series A-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Number of new shares issued			2,370,414
Shares issued price per share (in dollars per share) | $ / shares			$ 1.27
Total consideration from issuance of convertible redeemable preferred shares | $			$ 3,000,000
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Number of new shares issued						7,494,537
Shares issued price per share (in dollars per share) | $ / shares						$ 3.74
Total consideration from issuance of convertible redeemable preferred shares | $						$ 27,999,995
Series C-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Number of new shares issued				5,597,354
Shares issued price per share (in dollars per share) | $ / shares				$ 8.93
Total consideration from issuance of convertible redeemable preferred shares | $				$ 50,000,033
Number of Series C-1 investors to whom warrants were issued | item		2
Series C-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Number of new shares issued					1,861,121
Shares issued price per share (in dollars per share) | $ / shares					$ 10.21
Total consideration from issuance of convertible redeemable preferred shares | $					$ 18,999,999
Series C-3 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Number of new shares issued	4,452,441
Shares issued price per share (in dollars per share) | $ / shares	$ 11.23
Total consideration from issuance of convertible redeemable preferred shares | $	$ 50,000,000
Series Pre-A Convertible Notes
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Amount of Series Pre A Convertible Notes issued | $										$ 4,590,908
Series Pre A Convertible Notes, Interest rate (as a percent)										6.00%
Conversion price (in dollars per share) | $ / shares										$ 1